Condensed Consolidated Statements of Convertible Redeemable Preferred Stock and Stockholders’ Equity (Deficit) (Unaudited) (Parentheticals) - Total Onconetix Equity (Deficit)	12 Months Ended
Dec. 31, 2022 USD ($)
Issuance of common stock in initial public offering, net	$ 2.9
Issuance of common stock and warrants in April private placement, net	1.1
Issuance of common stock and warrants in August private placement, net	$ 2.2